Supplemental Balance Sheet Information (Detail 2) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 20,253,000,000	$ 19,440,000,000
Less: Accumulated depreciation	(12,974,000,000)	(12,440,000,000)
Property, plant and equipment - net	7,279,000,000	7,000,000,000
Accumulated depreciation for capital leases included in Accumulated depreciation	50,000,000	50,000,000
Land
Property, plant and equipment - at cost
Gross property, plant and equipment	358,000,000	291,000,000
Buildings and leasehold improvements
Property, plant and equipment - at cost
Gross property, plant and equipment	6,321,000,000	6,069,000,000
Machinery and equipment
Property, plant and equipment - at cost
Gross property, plant and equipment	12,769,000,000	12,296,000,000
Construction in progress
Property, plant and equipment - at cost
Gross property, plant and equipment	656,000,000	627,000,000
Capital leases
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 149,000,000	$ 157,000,000